CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Organizational Transactions Prior to IPO	IPO	Total Stockholders' Equity	Total Stockholders' Equity Organizational Transactions Prior to IPO	Total Stockholders' Equity IPO	Paid-in Capital	Paid-in Capital Organizational Transactions Prior to IPO	Paid-in Capital IPO	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-controlling Interest	Common Class A Common Stock	Common Class A Common Stock Organizational Transactions Prior to IPO	Common Class A Common Stock IPO	Common Class B Common Stock	Common Class B Common Stock Organizational Transactions Prior to IPO
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of change in accounting policy in connection with the adoption of ASU No. 2014-09	$ 12,666			$ 12,666						$ 12,666
Balance, as adjusted	2,120,746			2,120,746			$ 2,252,028			(131,282)
Beginning balance at Dec. 31, 2015	2,108,080			2,108,080			2,252,028			(143,948)	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to stockholders	(832,030)			(832,030)						(832,030)
Noncontrolling interests acquired	(264)											(264)
Net income attributable to noncontrolling interests	551											551
Pension liability adjustments, net of income taxes	1,979			1,979							1,979
Share-based compensation expense	14,368			14,368			14,368
Change in redeemable equity	(68,148)			(68,148)			(68,148)
Contributions from stockholders	1,246,499			1,246,499			1,246,499
Distributions to stockholders/non-controlling interest	(445,176)			(445,176)			(445,176)
Excess tax benefit on share-based awards	31			31			31
Tax impact related to the Newsday Holdings, LLC transactions	3,952			3,952			3,952
Ending balance at Dec. 31, 2016	2,042,508			2,042,221			3,003,554			(963,312)	1,979	287	0			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to stockholders	1,493,177			1,493,177						1,493,177
Net income attributable to noncontrolling interests	1,587											1,587
Pension liability adjustments, net of income taxes	(12,001)			(12,001)							(12,001)
Share-based compensation expense	57,430			57,430			57,430
Change in redeemable equity	(163,142)			(163,142)			(163,142)
Contributions from stockholders	51,135			51,135			51,135
Receivable from parent	(50,000)			(50,000)			(50,000)
Distributions to stockholders/non-controlling interest	(840,035)			(839,700)			(839,700)					(335)
Recognition of previously unrealized excess tax benefits related to share-based awards in connection with the adoption of ASU 2016-09	310,771			310,771						310,771
Issuance of common stock pursuant to IPO		$ 2,264,252	$ 349,071		$ 2,264,252	$ 349,071		$ 2,257,002	$ 348,950					$ 2,349	$ 121		$ 4,901
Ending balance at Dec. 31, 2017	$ 5,504,753			$ 5,503,214			$ 4,665,229			$ 840,636	$ (10,022)	$ 1,539	$ 2,470			$ 4,901